Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee approves equity award grants to our executives from time to time.
Award Timing, How MNPI Considered [Text Block]	We do not have, nor do we plan to establish, any program, plan or practice to time equity award grants in coordination with releasing material non-public information.